Quarterly Holdings Report
for

Fidelity Advisor® Series Growth Opportunities Fund

August 31, 2019

AXS3-QTLY-1019
1.967936.105

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMUNICATION SERVICES - 17.2%
Entertainment - 3.2%
Activision Blizzard, Inc.	48,600	$2,459,160
Electronic Arts, Inc. (a)	24,600	2,304,528
Netflix, Inc. (a)	23,200	6,815,000
Take-Two Interactive Software, Inc. (a)	13,700	1,807,989
The Walt Disney Co.	41,400	5,682,564
		19,069,241
Interactive Media & Services - 11.4%
Alphabet, Inc.:
Class A (a)	8,900	10,595,717
Class C (a)	26,000	30,890,600
CarGurus, Inc. Class A (a)	155,900	5,085,458
Facebook, Inc. Class A (a)	94,000	17,452,980
IAC/InterActiveCorp (a)	12,000	3,055,680
Pinterest, Inc. Class A (b)	8,200	282,244
		67,362,679
Media - 1.1%
Charter Communications, Inc. Class A (a)	7,162	2,933,484
Comcast Corp. Class A	72,400	3,204,424
Liberty Latin America Ltd. Class A (a)	2	33
		6,137,941
Wireless Telecommunication Services - 1.5%
T-Mobile U.S., Inc. (a)	113,700	8,874,285

TOTAL COMMUNICATION SERVICES		101,444,146

CONSUMER DISCRETIONARY - 18.2%
Automobiles - 1.1%
Tesla, Inc. (a)(b)	28,921	6,524,867
Hotels, Restaurants & Leisure - 1.5%
Hilton Grand Vacations, Inc. (a)	129,700	4,379,969
Planet Fitness, Inc. (a)	14,300	1,009,723
Sea Ltd. ADR (a)	107,200	3,443,264
		8,832,956
Household Durables - 1.2%
Roku, Inc. Class A (a)	47,400	7,174,464
Internet & Direct Marketing Retail - 10.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	40,600	7,106,218
Amazon.com, Inc. (a)	16,060	28,527,217
Chewy, Inc.	3,500	115,500
JD.com, Inc. sponsored ADR (a)	205	6,253
Meituan Dianping Class B	437,200	4,137,264
MercadoLibre, Inc. (a)	5,000	2,973,000
Naspers Ltd. Class N	10,900	2,480,467
Pinduoduo, Inc. ADR (a)(b)	207,900	6,812,883
The Booking Holdings, Inc. (a)	2,900	5,702,589
Waitr Holdings, Inc. (a)(b)	442,400	765,352
Wayfair LLC Class A (a)	29,100	3,280,734
		61,907,477
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	13,800	1,401,114
Specialty Retail - 3.4%
Carvana Co. Class A (a)(b)	159,232	12,923,269
Floor & Decor Holdings, Inc. Class A (a)	79,000	3,888,380
Lowe's Companies, Inc.	20,100	2,255,220
The Home Depot, Inc.	3,700	843,267
		19,910,136
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. (c)(d)	898	41,667
lululemon athletica, Inc. (a)	10,300	1,902,101
		1,943,768

TOTAL CONSUMER DISCRETIONARY		107,694,782

CONSUMER STAPLES - 1.9%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	4,800	980,880
Fever-Tree Drinks PLC	79,007	2,172,667
Luckin Coffee, Inc. ADR (b)	13,800	291,180
		3,444,727
Food & Staples Retailing - 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	71,300	1,872,338
Performance Food Group Co. (a)	33,800	1,581,502
Walmart, Inc.	700	79,982
		3,533,822
Food Products - 0.1%
Beyond Meat, Inc. (b)	4,800	804,624
Personal Products - 0.1%
Unilever NV	10,500	651,507
Tobacco - 0.5%
Altria Group, Inc.	55,100	2,410,074
JUUL Labs, Inc. (a)(c)(d)	709	202,065
		2,612,139

TOTAL CONSUMER STAPLES		11,046,819

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Reliance Industries Ltd.	355,226	6,207,121
FINANCIALS - 4.8%
Banks - 0.3%
HDFC Bank Ltd. sponsored ADR	16,100	1,735,580
Capital Markets - 1.4%
BlackRock, Inc. Class A	2,800	1,183,168
Cboe Global Markets, Inc.	15,000	1,787,400
Charles Schwab Corp.	50,300	1,924,981
Morningstar, Inc.	500	80,790
MSCI, Inc.	1,800	422,334
S&P Global, Inc.	1,100	286,209
TD Ameritrade Holding Corp.	45,000	1,998,450
Virtu Financial, Inc. Class A	28,300	532,040
		8,215,372
Consumer Finance - 0.3%
Synchrony Financial	45,700	1,464,685
Diversified Financial Services - 1.4%
GDS Holdings Ltd. ADR (a)(b)	205,100	8,273,734
Thrifts & Mortgage Finance - 1.4%
LendingTree, Inc. (a)(b)	27,400	8,496,466

TOTAL FINANCIALS		28,185,837

HEALTH CARE - 12.6%
Biotechnology - 4.8%
AbbVie, Inc.	20,700	1,360,818
ACADIA Pharmaceuticals, Inc. (a)	32,946	911,286
Acorda Therapeutics, Inc. (a)	32,207	104,029
Agios Pharmaceuticals, Inc. (a)	8,000	303,600
Aimmune Therapeutics, Inc. (a)	7,000	142,730
Alexion Pharmaceuticals, Inc. (a)	47,200	4,755,872
Alnylam Pharmaceuticals, Inc. (a)	18,377	1,482,840
AnaptysBio, Inc. (a)	12,900	524,385
Argenx SE ADR (a)	1,300	170,885
Ascendis Pharma A/S sponsored ADR (a)	6,650	745,000
BeiGene Ltd.	26,000	284,917
bluebird bio, Inc. (a)	6,500	671,515
Blueprint Medicines Corp. (a)	2,400	184,008
Celgene Corp. (a)	13,200	1,277,760
Crinetics Pharmaceuticals, Inc. (a)(b)	30,700	486,902
FibroGen, Inc. (a)	39,000	1,741,740
Gritstone Oncology, Inc.	42,000	425,040
Heron Therapeutics, Inc. (a)	28,100	520,412
Insmed, Inc. (a)	78,200	1,285,608
Intercept Pharmaceuticals, Inc. (a)	9,600	616,128
La Jolla Pharmaceutical Co. (a)	51,440	492,281
Neurocrine Biosciences, Inc. (a)	18,455	1,834,796
Rigel Pharmaceuticals, Inc. (a)	36,861	62,295
Sage Therapeutics, Inc. (a)	5,000	858,350
Sarepta Therapeutics, Inc. (a)	22,800	2,055,420
Sienna Biopharmaceuticals, Inc. (a)	10,300	7,677
TransMedics Group, Inc.	59,600	1,427,420
Vertex Pharmaceuticals, Inc. (a)	21,100	3,798,422
		28,532,136
Health Care Equipment & Supplies - 3.5%
Axonics Modulation Technologies, Inc. (a)	2,100	69,867
Becton, Dickinson & Co.	12,900	3,275,568
Boston Scientific Corp. (a)	123,602	5,281,513
DexCom, Inc. (a)	11,600	1,990,676
Insulet Corp. (a)	11,200	1,726,704
Intuitive Surgical, Inc. (a)	2,900	1,482,886
Masimo Corp. (a)	7,700	1,180,025
Novocure Ltd. (a)	39,400	3,579,884
Penumbra, Inc. (a)	14,500	2,110,475
Wright Medical Group NV (a)	7,800	162,630
		20,860,228
Health Care Providers & Services - 3.4%
Centene Corp. (a)	12,700	592,074
Cigna Corp.	13,000	2,001,610
G1 Therapeutics, Inc. (a)	16,969	615,975
Humana, Inc.	20,700	5,862,447
OptiNose, Inc. (a)	13,923	106,650
UnitedHealth Group, Inc.	45,900	10,740,600
		19,919,356
Life Sciences Tools & Services - 0.3%
Avantor, Inc.	80,900	1,415,750
Thermo Fisher Scientific, Inc.	400	114,824
		1,530,574
Pharmaceuticals - 0.6%
AstraZeneca PLC sponsored ADR	11,700	526,851
Bristol-Myers Squibb Co.	19,800	951,786
Nabriva Therapeutics PLC (a)(b)	333,600	673,872
Nektar Therapeutics (a)	26,900	472,633
TherapeuticsMD, Inc. (a)(b)	39,600	114,444
Theravance Biopharma, Inc. (a)	37,400	823,922
		3,563,508

TOTAL HEALTH CARE		74,405,802

INDUSTRIALS - 3.1%
Aerospace & Defense - 0.2%
Northrop Grumman Corp.	2,900	1,066,823
Airlines - 1.1%
JetBlue Airways Corp. (a)	107,600	1,863,632
Spirit Airlines, Inc. (a)	121,000	4,542,340
		6,405,972
Electrical Equipment - 0.4%
Sunrun, Inc. (a)	95,000	1,456,350
Vestas Wind Systems A/S	13,300	977,228
		2,433,578
Machinery - 0.3%
Minebea Mitsumi, Inc.	101,300	1,564,770
Professional Services - 0.5%
CoStar Group, Inc. (a)	900	553,383
TransUnion Holding Co., Inc.	29,900	2,501,135
		3,054,518
Road & Rail - 0.6%
Lyft, Inc.	44,794	2,193,562
Uber Technologies, Inc.	55,193	1,707,754
		3,901,316

TOTAL INDUSTRIALS		18,426,977

INFORMATION TECHNOLOGY - 34.5%
Electronic Equipment & Components - 0.3%
TTM Technologies, Inc. (a)	162,000	1,726,920
IT Services - 8.2%
Adyen BV (a)(e)	536	388,093
Alliance Data Systems Corp.	39,600	4,868,820
Elastic NV (b)	23,200	2,039,048
EPAM Systems, Inc. (a)	5,700	1,090,581
Fastly, Inc. Class A (b)	1,300	41,080
Fidelity National Information Services, Inc.	12,172	1,658,070
Genpact Ltd.	7,200	294,912
Global Payments, Inc.	24,900	4,132,902
GoDaddy, Inc. (a)	62,300	3,946,082
Interxion Holding N.V. (a)	3,500	283,290
MasterCard, Inc. Class A	21,300	5,993,181
MongoDB, Inc. Class A (a)	7,800	1,188,018
Okta, Inc. (a)	7,900	999,350
PagSeguro Digital Ltd. (a)	1,400	69,944
PayPal Holdings, Inc. (a)	48,400	5,278,020
Visa, Inc. Class A	37,000	6,690,340
Wix.com Ltd. (a)	66,269	9,294,227
		48,255,958
Semiconductors & Semiconductor Equipment - 7.6%
Analog Devices, Inc.	15,600	1,713,348
Applied Materials, Inc.	84,200	4,043,284
Broadcom, Inc.	10,600	2,995,984
Lam Research Corp.	23,200	4,883,832
Marvell Technology Group Ltd.	242,800	5,819,916
Micron Technology, Inc. (a)	118,900	5,382,603
NVIDIA Corp.	54,200	9,079,042
NXP Semiconductors NV	75,800	7,742,212
ON Semiconductor Corp. (a)	114,900	2,045,220
Qualcomm, Inc.	18,300	1,423,191
SolarEdge Technologies, Inc. (a)	1,500	122,880
		45,251,512
Software - 13.6%
Adobe, Inc. (a)	24,800	7,055,848
Autodesk, Inc. (a)	29,000	4,141,780
Carbon Black, Inc. (a)	1,000	26,100
DocuSign, Inc. (a)	2,400	112,056
Intuit, Inc.	7,100	2,047,356
Microsoft Corp.	263,060	36,265,452
Parametric Technology Corp. (a)	11,100	726,717
Q2 Holdings, Inc. (a)	2,500	224,875
RingCentral, Inc. (a)	5,900	832,667
Salesforce.com, Inc. (a)	91,624	14,299,758
ServiceNow, Inc. (a)	12,400	3,246,816
Slack Technologies, Inc. Class A (a)	33,700	965,168
SS&C Technologies Holdings, Inc.	22,300	1,039,403
SurveyMonkey	1,600	26,784
The Trade Desk, Inc. (a)	30,300	7,446,831
Workday, Inc. Class A (a)	10,700	1,896,896
Zoom Video Communications, Inc. Class A (b)	1,000	91,670
		80,446,177
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	125,233	26,141,136
Western Digital Corp.	35,600	2,038,812
		28,179,948

TOTAL INFORMATION TECHNOLOGY		203,860,515

MATERIALS - 0.9%
Chemicals - 0.9%
LG Chemical Ltd.	8,961	2,446,884
Olin Corp.	110,700	1,879,686
The Chemours Co. LLC	73,000	1,034,410
		5,360,980
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	23,400	5,386,446
Equinix, Inc.	3,500	1,946,980
		7,333,426
UTILITIES - 0.5%
Electric Utilities - 0.4%
NextEra Energy, Inc.	5,500	1,204,940
ORSTED A/S (e)	13,100	1,250,810
		2,455,750
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy International, Inc.	55,100	581,856

TOTAL UTILITIES		3,037,606

TOTAL COMMON STOCKS
(Cost $354,458,732)		567,004,011

Preferred Stocks - 3.6%
Convertible Preferred Stocks - 3.6%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc. Series C (a)(c)(d)	1,387,600	336,493
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	354	16,426
Series B (c)(d)	62	2,877
Series C (c)(d)	596	27,654
		46,957
TOTAL CONSUMER DISCRETIONARY		383,450
CONSUMER STAPLES - 3.2%
Tobacco - 3.2%
JUUL Labs, Inc.:
Series C (a)(c)(d)(f)	65,193	18,580,005
Series D (a)(c)(d)	938	267,330
		18,847,335
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (a)(c)(d)	67,979	637,493
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (c)(d)(g)	191,200	147,488
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series I (a)(c)(d)	3,290	704,060
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	11,400	202,920
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Sonder Canada, Inc. Series D (c)(d)	15,672	164,493

TOTAL CONVERTIBLE PREFERRED STOCKS		21,087,239

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	190	8,816
TOTAL PREFERRED STOCKS
(Cost $1,950,506)		21,096,055

Money Market Funds - 6.4%
Fidelity Securities Lending Cash Central Fund 2.13% (h)(i)
(Cost $37,716,766)	37,712,995	37,716,766
TOTAL INVESTMENT IN SECURITIES - 105.9%
(Cost $394,126,004)		625,816,832
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(34,912,942)
NET ASSETS - 100%		$590,903,890

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,339,787 or 3.6% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,638,903 or 0.3% of net assets.

 (f) A portion of the security sold on a delayed delivery basis.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Allbirds, Inc.	10/9/18	$49,243
Allbirds, Inc.	10/9/18	$10,419
Allbirds, Inc. Series A	10/9/18	$19,412
Allbirds, Inc. Series B	10/9/18	$3,400
Allbirds, Inc. Series C	10/9/18	$32,682
Cloudflare, Inc. Series D, 8.00%	9/10/18	$125,400
Clover Health Series D	6/7/17	$637,493
JUUL Labs, Inc.	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Neutron Holdings, Inc. Series C	7/3/18	$253,709
Nuvation Bio, Inc. Series A	6/17/19	$147,488
Sonder Canada, Inc. Series D	5/21/19	$164,493
Space Exploration Technologies Corp. Series I	4/5/18	$556,010

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$73,706
Fidelity Securities Lending Cash Central Fund	166,999
Total	$240,705

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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